PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET	12 Months Ended
Dec. 31, 2022
PROPERTY EQUIPMENT AND LEASEHOLD IMPROVEMENTS NET
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

NOTE 5 – PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Property, equipment and leasehold improvements as of December 31, 2022 and 2021 consisted of the following:

	(in thousands)
	December 31,	December 31,
	2022	2021
	$-	$-
Furniture and equipment	1,408	667
Computer hardware	4	4
Leasehold improvements	5,192	3,031
Vehicles	304	131
Land	202	-
Construction in progress	4	4

Subtotal	7,114	3,837
Less accumulated depreciation	(2,223)	(1,264)
Property, equipment and leasehold improvements, net
	$4,891	$2,573

Depreciation expense related to property, equipment and leasehold improvements for the years ended December 31, 2022 and 21 was $959,145 and $734,358, respectively.